SHARE CAPITAL - Parent	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [line items]
SHARE CAPITAL	31. SHARE CAPITAL

		Group
	Ordinary shares of £1 each
Issued and fully paid share capital	No.	£m
At 31 December 2023, 1 January 2024 and 31 December 2024	7,060,000,000	7,060

Santander UK Group Holdings plc
Disclosure of classes of share capital [line items]
SHARE CAPITAL	42.13. SHARE CAPITAL Details of the Company’s share capital are set out in Note 31 to the Consolidated Financial Statements.